Consolidated Statement of Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
Net sales	$ 12,711,744	$ 13,215,971	$ 13,015,704
Cost of sales	9,655,245	10,188,227	10,086,675
Gross profit	3,056,499	3,027,744	2,929,029
Selling, general and administrative expenses	1,544,746	1,633,992	1,554,973
Goodwill and Intangible Asset Impairment	0	188,870	0
Interest expense	118,406	82,566	91,552
Other (income), net	(43,374)	(25,513)	(18,198)
Loss (gain) on disposal of assets	4,481	(408,891)	(10,299)
Income before income taxes	1,432,240	1,556,720	1,311,001
Income taxes (Note 4)	419,687	515,302	362,217
Net Income	1,012,553	1,041,418	948,784
Less: Noncontrolling interest in subsidiaries' earnings	413	370	357
Net Income Attributable to Common Shareholders	$ 1,012,140	$ 1,041,048	$ 948,427
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 7.08	$ 6.98	$ 6.36
Diluted earnings per share	$ 6.97	$ 6.87	$ 6.26